Exceptions Report: 8/17/2023

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
76468502	CA	Purchase	Non-Owner Occupied	Three-Unit Property	0.00	741	70.00%	XXXXXXXXXX	Debt Service Coverage Ratio - Borrower leased property on a lease option previously since XXXX and rented out short term rents/home sharing and we can document as normal with 12 + months.	Debt Service Coverage Ratio - Exception for a purchase to use short-term rental income approved by XXXX and in file.		No	Client Accepted	C	B	2
78855730	FL	Purchase	Non-Owner Occupied	Condo Attached	20.44	798	69.97%	XXXXXXXXXX	Credit - According to the guidelines, no open and active mortgages reporting on credit will require an exception. Borrower Eligibilty - Provide a third party fraud detection report.	Credit - 02/27/23: An exception approval was provided for the guideline deviation. Borrower Eligibilty - 03/07/2023: Document provided to clear condition.		No	Cleared Exception	C	B	2
72671614	OR	Refi - Cash Out	Owner Occupied	Single Family Detached	38.53	685	70.00%	XXXXXXXXXX	Credit - Borrower had a loan modification XXXX. Mod due to Covid circumstances and no notice of default reported on title or credit.	Credit - Exception for loan modification < 4 Yrs approved by XXXX and in file.		No	Client Accepted	C	B	2
55406256	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	49.80	751	75.00%	XXXXXXXXXX	Other - The initial LE and CD are missing from the loan file. Other - The COC was provided on XXXX, however the corresponding disclosure with the change is missing from the loan file. 1008 - Form 1008 document is not included in the loan file for a manually underwritten loan.	Other - 3/28/2023: Document provided to clear condition. Other - 3/28/2023: Document provided to clear condition. 1008 - 03/27/23: Documentation provided to cure.		No	Cleared Exception	C	A	1
98488920	FL	Purchase	Non-Owner Occupied	Single Family Detached	11.79	794	80.00%	XXXXXXXXXX	Program Eligibilty - Loan closed in an LLC, however, a personal guaranty signed by the borrower is missing from the loan file. Appraisal - A third party appraisal review by an XXXX approved vendor (ServiceLink, Consolidated Analytics, Summit Valuations or Pro Teck/Stewart) is missing from the loan file.	Program Eligibilty - 4/4/2023: Document provided to clear condition. Appraisal - 3/27/2023: Document provided to clear condition.		No	Cleared Exception	D	A	1
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